Goodwill and Intangible Assets, Net - Summary of Changes in intangible Asset (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		$ 2,024	$ 2,006	$ 1,989
Additions (disposals), net	[1]	81	157	66
Business combinations (note 4.1)				4
Reclassifications (notes 4.1, 4.2 and 12)		(2)	(11)
Amortization for the period		(124)	(106)	(108)
Impairment losses			(9)	1
Foreign currency translation effects		49	(13)	54
Balance at the end of period		2,028	2,024	2,006
Extraction rights [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		1,622	1,686
Additions (disposals), net	[1]	(26)	(11)
Reclassifications (notes 4.1, 4.2 and 12)			(11)
Amortization for the period		(8)	(32)
Impairment losses			(9)
Foreign currency translation effects		2	(1)
Balance at the end of period		1,590	1,622	1,686
Industrial property and trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		24	29
Additions (disposals), net	[1]	(6)	(2)
Amortization for the period		(1)	(5)
Foreign currency translation effects		7	2
Balance at the end of period		24	24	29
Mining projects [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period		37	36
Additions (disposals), net	[1]	5	6
Amortization for the period		(1)	(1)
Foreign currency translation effects		2	(4)
Balance at the end of period		43	37	36
Others intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	[1]	341	255
Additions (disposals), net	[1]	108	164
Reclassifications (notes 4.1, 4.2 and 12)	[1]	(2)
Amortization for the period	[1]	(114)	(68)
Foreign currency translation effects	[1]	38	(10)
Balance at the end of period	[1]	$ 371	$ 341	$ 255

[1]	As of December 31, 2019 and 2018, “Others” includes the carrying amount of internal-use software of $253 and $227, respectively. Capitalized direct costs incurred in the development stage of internal-use software, such as professional fees, direct labor and related travel expenses amounted to $102 in 2019, $133 in 2018 and $76 in 2017.